Business Dispositions (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations in condensed consolidated statements of operations

As of December 31, 2012
Carrying Value
Total fixed maturities, AFS, at fair value (amortized cost of $13,596) [1]	$15,015
Equity securities, AFS, at fair value (cost of $27) [2]	28
Fixed maturities, at fair value using the FVO [3]	16
Mortgage loans (net of allowances for loan losses of $1)	1,288
Policy loans, at outstanding balance	542
Total invested assets transferred	$16,889
[1] The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).
[2] Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.
[3] All equity securities transferred are included in level 2 of the fair value hierarchy.
[4] All FVO securities transferred are included in level 3 of the fair value hierarchy.